Accounts receivable	12 Months Ended
Dec. 31, 2011
Accounts receivable

8. Accounts receivable

An analysis of allowance for doubtful accounts for the years ended December 31, 2009, 2010 and 2011 was as follows:

	For the years ended December 31,
	2009	2010	2011
Balance at beginning of the year	$3,524,673	$1,597,556	$673,242
Charged to expenses	121,960	58,517	3,705,557
Charges taken against allowance	(2,049,077)	(982,831)	(221,185)

Balance at end of the year	$1,597,556	$673,242	$4,157,614

In 2011, the Group made additional bad debt provision related to the transition of certain local delivery companies used to fulfill the direct sales orders to improve the successful goods delivery rate.